PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
PROPERTY AND EQUIPMENT
7. PROPERTY AND EQUIPMENT
Property and equipment, net, consists of:

December 31,	2019	2018
Land	$741	$820
Buildings and improvements	81,938	75,308
Machinery, vehicles and equipment	86,639	79,002
Computer hardware and software	56,227	50,853
Furniture and fixtures	18,049	16,782

	243,594	222,765
Accumulated depreciation and amortization	(145,071)	(131,719)

	$98,523	$91,046

Depreciation and amortization expense related to property and equipment included in selling, general and administrative expenses for the years ended December 31, 2019, 2018 and 2017, were $
18,808
, $
16,747
and $
16,770
, respectively.